12. LONG-TERM PAYABLES - Net long-term payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Term Payables - Net Long-Term Payables Details
Security deposits from customers	$ 8,955	$ 0
Amounts due under mortgage financing arrangement, net of current portion	902	0
Net long-term payables	$ 9,857	$ 0